UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund:  BlackRock New York Municipal Income Trust (BNY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 126.1%
Corporate — 7.0%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$303,946
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	3,200	3,288,032
7.75%, 8/01/31	4,000	4,111,320
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	876,877
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	602,129
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	1,000	1,279,450
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,655	2,101,254
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,500	1,522,410

		14,085,418
County/City/Special District/School District — 34.8%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	814,013
Series A-1, 5.00%, 8/01/35	1,000	1,164,940
Series D, 5.38%, 6/01/32	25	25,103
Series G-1, 6.25%, 12/15/31	15	17,178
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	831,719
Sub-Series G-1, 6.25%, 12/15/18 (c)	485	554,049
Sub-Series G-1, 5.00%, 4/01/28	630	752,932
Sub-Series G-1, 5.00%, 4/01/29	750	894,240

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Sub-Series I-1, 5.38%, 4/01/19 (c)	$305	$344,748
Sub-Series I-1, 5.38%, 4/01/36	1,445	1,629,411
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	1,280	1,636,954
Series E, 5.00%, 8/01/30	1,000	1,195,930
Series I, 5.00%, 8/01/30	1,000	1,190,450
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,500	2,948,650
4.00%, 11/15/45	440	476,172
5.00%, 11/15/45	3,700	4,336,992
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,348,745
5.00%, 7/01/33	500	577,685
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, Series B, 2.00%, 8/01/28 (b)	4,170	4,177,881
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,960	736,999
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	1,500	499,095
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	170,096
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	3,057,060
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	250	254,405
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	505,110
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	354,053

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$650	$741,189
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,919,200
Haverstraw-Stony Point Central School District, GO, Refunding:
5.00%, 10/15/35	240	288,566
(AGM), 3.00%, 10/15/34	465	471,468
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,485	5,645,711
5.75%, 2/15/47	200	235,146
(AGC), 5.00%, 2/15/47	1,000	1,030,760
(AGM), 5.00%, 2/15/47	1,000	1,030,760
(NPFGC), 4.50%, 2/15/47	4,500	4,609,440
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	927,856
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,297,460
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,350,384
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	480	528,821
4 World Trade Center Project, 5.00%, 11/15/31	860	1,014,542
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,798,121
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,599,357
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,133,879
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,885,163

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	$2,070	$2,321,132

		70,323,565
Education — 30.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,179,849
Build New York City Resource Corp., Refunding RB, New York Law School Project:
5.00%, 7/01/41	400	452,360
4.00%, 7/01/45	735	753,360
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	288,385
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	750	828,060
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	264,337
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,224,960
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,091,640
City of Niagara Falls New York, GO, Refunding (BAM) (e):
3.00%, 5/15/36	265	255,012
3.00%, 5/15/37	400	382,352
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	3,135	3,551,265
Series B, 4.00%, 8/01/35	470	505,358
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	704,475

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	$170	$189,049
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	4,155	3,783,418
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/18 (c)	275	298,257
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,900	2,179,737
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	320	370,627
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,264,141
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	401,353
5.00%, 7/01/42	220	244,092
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	880,035
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	812,476
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	500	580,020
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	530	636,541

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$210	$246,351
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	183,145
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	892,275
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (c)	2,000	2,256,280
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,994,213
New York University, Series A (AMBAC), 5.00%, 7/01/17 (c)	1,000	1,050,590
New York University, Series B, 5.00%, 7/01/37	1,250	1,479,437
Series B, 5.75%, 3/15/36	600	684,132
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	833,363
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,306,140
Teachers College, Series B, 5.00%, 7/01/42	1,625	1,879,101
Touro College & University System, Series A, 5.25%, 1/01/34	800	884,936
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,219,020
University of Rochester, Series A, 5.13%, 7/01/39	850	953,675
University of Rochester, Series A, 5.75%, 7/01/39	650	737,971
University of Rochester, Series B, 5.00%, 1/01/17 (c)	500	514,700
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,393,560
Barnard College, Series A, 4.00%, 7/01/36	410	446,424
Brooklyn Law School, 5.75%, 7/01/33	475	531,421
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,145,170

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Culinary Institute of America, 5.00%, 7/01/42	$300	$331,962
Fordham University, 5.00%, 7/01/44	850	975,681
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,866,032
New York University, Series A, 5.00%, 7/01/37	1,790	2,118,554
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	2,033,458
Skidmore College, Series A, 5.00%, 7/01/28	75	86,841
Skidmore College, Series A, 5.25%, 7/01/29	85	100,109
St. John’s University, Series A, 5.00%, 7/01/37	1,000	1,165,400
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,878,940
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	445	536,550
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	415	431,857
Teachers College, 5.50%, 3/01/39	450	502,178
St. John’s Univerisity, Series A, 5.00%, 7/01/34	250	297,103
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	415	486,127

		61,563,855
Health — 14.1%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	343,641
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	465	465,521

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	$240	$272,179
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,931,870
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,800	3,057,180
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	230	263,111
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	1,175	1,189,793
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,527,009
Series B, 6.00%, 11/01/20 (c)	435	530,435
Series B, 6.00%, 11/01/30	65	75,031
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	675	767,421
5.00%, 1/01/34	1,250	1,385,750
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	788,243
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	500	574,135
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	229,654
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (c)	500	578,355

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$1,000	$1,065,960
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,410
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,584,551
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	3,390	3,563,127
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	2,018,712
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,135,070
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,430	1,643,285
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,221,517

		28,521,960
Housing — 1.2%
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	925	983,108
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,514,925

		2,498,033
State — 10.2%
City of New York New York Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.25%, 1/15/34	1,015	1,036,021
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	6,032,600

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	$4,380	$5,087,764
Series C, 5.00%, 3/15/34	2,185	2,529,771
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (c)	395	431,071
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	382,301
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	2,500	2,975,300
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	885	1,066,018
5.00%, 3/15/32	1,000	1,194,690

		20,735,536
Tobacco — 0.8%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,053,510
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	150	150,996
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	250	289,355
5.25%, 5/15/40	110	125,462

		1,619,323
Transportation — 19.5%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	659,367
Series C, 6.50%, 11/15/18 (c)	745	852,965
Series C, 6.50%, 11/15/28	255	291,883
Series D, 5.25%, 11/15/41	1,000	1,184,600
Series E, 5.00%, 11/15/38	4,000	4,728,880

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	$315	$338,178
Series D, 5.25%, 11/15/30	910	1,121,966
Series F, 5.00%, 11/15/30	2,000	2,392,780
Sub-Series C-1, 5.00%, 11/15/35	575	691,512
Transportation Revenue Green Bonds, Series A-1, 5.25%, 11/15/56	750	901,890
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,133,080
Series 8, 6.00%, 12/01/42	1,000	1,173,670
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	869,865
179th Series, 5.00%, 12/01/38	575	680,771
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	507,360
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,359,765
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	640	660,902
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	564,875
Consolidated, 189th Series, 5.00%, 5/01/45	1,150	1,359,185
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/27	1,000	1,189,620
General, Series I, 5.00%, 1/01/37	1,760	2,040,720
General, Series I, 5.00%, 1/01/42	280	323,686
General, Series K, 5.00%, 1/01/32	2,850	3,402,330
Series J, 5.00%, 1/01/41	2,000	2,289,920
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	350	418,632
5.00%, 11/15/45	310	369,058

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	$845	$528,328
General, CAB, Series B, 0.00%, 11/15/32 (d)	1,900	1,176,917
General, Series A, 5.25%, 11/15/45	590	714,756
General, Series A, 5.00%, 11/15/50	500	588,220

		39,515,681
Utilities — 8.1%
City of New York New York Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	610	613,562
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series B, 5.00%, 6/15/36	140	140,811
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,148,220
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,190,290
Water & Sewer System, Series A, 4.75%, 6/15/30	1,500	1,566,900
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	571,115
Series C (CIFG), 5.25%, 9/01/29	2,000	2,545,640
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	4,000	4,477,240
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	350	409,535
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,375	1,428,556

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring (continued):
Series E, 5.00%, 12/15/41	$2,000	$2,381,920

		16,473,789
Total Municipal Bonds in New York		255,337,160

Puerto Rico — 2.5%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,605	2,826,894
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,220	2,217,469
Total Municipal Bonds in Puerto Rico		5,044,363
Total Municipal Bonds — 128.6%		260,381,523

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York — 29.9%
County/City/Special District/School District — 6.2%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	4,370	5,210,439
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,760,730
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,464,720
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	942,323

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,610	$3,061,086

		12,439,298
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,238,420
State — 3.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	660	730,448
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	1,250	1,469,527
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	928,943
4.00%, 10/15/32	1,000	1,139,090
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,500	1,716,210

		5,984,218
Transportation — 7.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,715,640
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,765,410
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,753,363
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,180	1,389,096

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$1,500	$1,803,195

		14,426,704
Utilities — 11.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,325,374
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	6,213,231
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	4,106,245
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	918,129
Series A, 4.75%, 6/15/30	2,500	2,611,500

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	$6,868	$8,179,411

		23,353,890
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.9%		60,442,530
Total Long-Term Investments (Cost — $291,144,734) — 158.5%		320,824,053

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (h)(i)	5,197,663	5,197,663
Total Short-Term Securities (Cost — $5,197,663) — 2.6%		5,197,663
Total Investments (Cost — $296,342,397*) — 161.1%		326,021,716
Other Assets Less Liabilities — 1.3%		2,674,146
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%		(31,795,325)
VMTP Shares, at Liquidation Value — (46.7)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$202,400,537

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$265,163,168

Gross unrealized appreciation	$29,950,338
Gross unrealized depreciation	(872,177)

Net unrealized appreciation	$29,078,161

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $661,933.

(h)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New York Municipal Money Fund	4,552,128	645,535	5,197,663	$789

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivatives Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(4)	5-Year U.S. Treasury Note	June 2016	$483,656	$1,745
(53)	10-Year U.S. Treasury Note	June 2016	$6,893,313	28,138
(19)	Long U.S. Treasury Bond	June 2016	$3,102,938	44,285
(3)	Ultra U.S. Treasury Bond	June 2016	$514,031	8,874
Total				$83,042

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$320,824,053	—	$320,824,053
Short-Term Securities	$5,197,663	—	—	5,197,663

Total	$5,197,663	$320,824,053	—	$326,021,716

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$83,042	—	—	$83,042

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$152,250	—	—	$152,250
Liabilities:
Bank overdraft	—	$(102,323)	—	(102,323)
TOB Trust Certificates	—	(31,780,387)	—	(31,780,387)
VMTP Shares	—	(94,500,000)	—	(94,500,000)

Total	$152,250	$(126,382,710)	—	$(126,230,460)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2016	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date:	June 22, 2016